DEBT (Table)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of debt
			Effective
Lender	December 31, 2016	Term	Interest Rate
Wenzhou Bank	$100,795	November 24, 2016 to November 24, 2017	6.35%
Bank of China Longwan Branch	290,866	April 13, 2016 to April 14, 2019	5.70%
Bank of China Longwan Branch	285,107	June 8, 2016 to April 14, 2019	5.70%
Party A loan *	143,993	October 25, 2016 to October 25, 2017	4.35%
Total	$820,761
Less: current portion	287,986
Long term portion	532,775

* Party A is an unrelated party

			Effective
Lender	December 31, 2015	Term	Interest Rate
Wenzhou Bank	$107,830	November 9, 2015 to November 9, 2016	9.00%
Wenzhou Bank	73,170	November 26, 2015 to November 26, 2016	3.92%
Bank of China Longwan Branch	223,362	April 21, 2015 to April 20, 2016	6.69%
Bank of China Longwan Branch	97,047	April 21, 2015 to April 20, 2016	6.96%
Bank of China Longwan Branch	312,707	June 8, 2015 to June 1, 2016	6.12%
Total	$814,116